Trade and Other Receivables - Disclosure of Ageing of Loss Allowance for Trade and Other Receivables (Details) - ZAR (R)	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Collateral pledged or held for receivables	R 0	R 0
Trade and other receivables | Gross
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	678,000,000	665,000,000
Trade and other receivables | Gross | Past due by 1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,000,000	10,000,000
Trade and other receivables | Gross | Past due by 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30,000,000	21,000,000
Trade and other receivables | Gross | Past due by 61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,000,000	6,000,000
Trade and other receivables | Gross | Past due by more than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,000,000	10,000,000
Trade and other receivables | Gross | Past due by more than 361 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	62,000,000	32,000,000
Trade and other receivables | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	68,000,000	60,000,000
Trade and other receivables | Loss allowance | Past due by 1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Trade and other receivables | Loss allowance | Past due by 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Trade and other receivables | Loss allowance | Past due by 61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	5,000,000
Trade and other receivables | Loss allowance | Past due by more than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,000,000	10,000,000
Trade and other receivables | Loss allowance | Past due by more than 361 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	57,000,000	29,000,000
Not past due | Trade and other receivables | Gross
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	562,000,000	586,000,000
Not past due | Trade and other receivables | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	R 0	R 16,000,000